STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - .5%
Gentherm, Inc.	11,377	[a]	561,114
Banks - 12.3%
Columbia Banking System, Inc.	81,483		1,620,697
First Hawaiian, Inc.	18,290		379,700
First Horizon Corp.	116,551		1,838,009
Fulton Financial Corp.	22,247		377,754
Heritage Financial Corp.	32,341		583,108
Hilltop Holdings, Inc.	17,827		557,629
National Bank Holdings Corp., Cl. A	27,779		1,084,770
NBT Bancorp, Inc.	11,397		439,924
Seacoast Banking Corp. of Florida	63,556		1,502,464
SouthState Corp.	13,135		1,003,777
Texas Capital Bancshares, Inc.	20,983	[a]	1,282,901
UMB Financial Corp.	12,034		1,003,876
United Community Banks, Inc.	29,593		753,438
Webster Financial Corp.	31,474		1,371,952
			13,799,999
Capital Goods - 11.6%
AeroVironment, Inc.	839	[a]	152,832
Boise Cascade Co.	4,780		569,872
BWX Technologies, Inc.	20,491		1,946,645
Centuri Holdings, Inc.	6,055	[a]	117,951
EnerSys	5,376		556,524
EnPro, Inc.	4,470		650,698
Flowserve Corp.	23,941		1,151,562
Fluor Corp.	37,720	[a]	1,642,706
Granite Construction, Inc.	17,589		1,089,990
Helios Technologies, Inc.	15,257		728,522
JELD-WEN Holding, Inc.	42,802	[a]	576,543
Kratos Defense & Security Solutions, Inc.	51,716	[a]	1,034,837
Matrix Service Co.	52,346	[a]	519,796
MDU Resources Group, Inc.	18,511		464,626
Mercury Systems, Inc.	10,456	[a]	282,207
MSC Industrial Direct Co., Inc., Cl. A	4,667		370,140
Proto Labs, Inc.	12,056	[a]	372,410
The Middleby Corp.	2,657	[a]	325,775
Valmont Industries, Inc.	1,692		464,369
			13,018,005
Commercial & Professional Services - 3.9%
CSG Systems International, Inc.	22,090		909,445
KBR, Inc.	23,609		1,514,281
Korn Ferry	20,955		1,406,919

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Commercial & Professional Services - 3.9% (continued)
Montrose Environmental Group, Inc.	13,218	[a]	588,994
			4,419,639
Consumer Discretionary Distribution & Retail - 3.4%
American Eagle Outfitters, Inc.	41,583		829,997
Arhaus, Inc.	35,927	[b]	608,603
Caleres, Inc.	25,591		859,858
Citi Trends, Inc.	25,951	[a]	551,718
Urban Outfitters, Inc.	22,000	[a]	903,100
			3,753,276
Consumer Durables & Apparel - 2.6%
Carter's, Inc.	11,489		711,973
Levi Strauss & Co., Cl. A	48,428		933,692
Meritage Homes Corp.	3,427		554,660
PVH Corp.	6,642		703,189
			2,903,514
Consumer Services - 1.7%
Chuy's Holdings, Inc.	10,355	[a]	268,402
Genius Sports Ltd.	208,070	[a]	1,133,982
The Cheesecake Factory, Inc.	12,306		483,503
			1,885,887
Energy - 11.2%
Antero Resources Corp.	39,823	[a]	1,299,424
Cactus, Inc., Cl. A	16,675	[b]	879,440
California Resources Corp.	16,513		878,822
Centrus Energy Corp., Cl. A	11,794	[a]	504,194
Chesapeake Energy Corp.	21,568	[b]	1,772,674
Comstock Resources, Inc.	52,381	[b]	543,715
Delek US Holdings, Inc.	20,881		517,014
Dril-Quip, Inc.	28,610	[a]	532,146
Frontline PLC	17,159		442,016
Liberty Energy, Inc.	43,917	[b]	917,426
Northern Oil & Gas, Inc.	39,212		1,457,510
PBF Energy, Inc., Cl. A	18,461		849,575
Transocean Ltd.	75,152	[a,b]	402,063
Viper Energy, Inc.	42,112		1,580,463
			12,576,482
Equity Real Estate Investment Trusts - 6.3%
Agree Realty Corp.	17,037	[c]	1,055,272
CareTrust REIT, Inc.	33,504	[c]	840,950
Douglas Emmett, Inc.	36,586	[b,c]	486,960
EPR Properties	11,145	[c]	467,867
Healthpeak Properties, Inc.	52,804	[c]	1,034,958
Highwoods Properties, Inc.	28,156	[c]	739,658
Potlatchdeltic Corp.	20,374	[c]	802,532
STAG Industrial, Inc.	25,860	[c]	932,512

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Equity Real Estate Investment Trusts - 6.3% (continued)
Urban Edge Properties	35,398	[c]	653,801
			7,014,510
Financial Services - 8.8%
Bread Financial Holdings, Inc.	13,827		616,131
Cannae Holdings, Inc.	41,060		744,828
Cohen & Steers, Inc.	6,429	[b]	466,488
Essent Group Ltd.	35,757		2,009,186
Federated Hermes, Inc.	17,998		591,774
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,459	[b]	1,049,586
PRA Group, Inc.	40,919	[a]	804,468
PROG Holdings, Inc.	14,084		488,433
Repay Holdings Corp.	69,996	[a]	739,158
StepStone Group, Inc., Cl. A	29,031		1,332,233
WisdomTree, Inc.	101,923		1,010,057
			9,852,342
Food, Beverage & Tobacco - 1.2%
Primo Water Corp.	35,218	[a]	769,865
The Boston Beer Company, Inc., Cl. A	1,964	[a]	599,118
			1,368,983
Health Care Equipment & Services - 7.2%
Acadia Healthcare Co., Inc.	17,075	[a]	1,153,246
Embecta Corp.	34,411		430,138
Encompass Health Corp.	18,018		1,545,764
Evolent Health, Inc., Cl. A	56,559	[a]	1,081,408
Globus Medical, Inc., Cl. A	20,925	[a]	1,433,153
Health Catalyst, Inc.	91,380	[a]	583,918
Integer Holdings Corp.	4,654	[a]	538,887
Omnicell, Inc.	18,749	[a]	507,535
R1 RCM, Inc.	67,239	[a]	844,522
			8,118,571
Insurance - .6%
Oscar Health, Inc., Cl. A	21,841	[a]	345,525
Selective Insurance Group, Inc.	2,967		278,394
			623,919
Materials - 6.7%
Alamos Gold, Inc., Cl. A	91,500		1,434,720
Alcoa Corp.	17,224		685,171
Arcadium Lithium PLC	96,451	[a,b]	324,075
Carpenter Technology Corp.	10,806		1,184,121
Constellium SE	53,012	[a]	999,276
Knife River Corp.	8,780	[a]	615,829
Materion Corp.	9,569		1,034,696
MP Materials Corp.	45,614	[a,b]	580,666
Radius Recycling, Inc.	23,683		361,639

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 6.7% (continued)
West Fraser Timber Co. Ltd.	4,366	[b]	335,614
			7,555,807
Media & Entertainment - 6.0%
John Wiley & Sons, Inc., Cl. A	36,292		1,477,084
Lions Gate Entertainment Corp., Cl. A	94,656	[a]	891,660
Lions Gate Entertainment Corp., Cl. B	101,165	[a]	866,984
Magnite, Inc.	75,427	[a]	1,002,425
Scholastic Corp.	16,396		581,566
Shutterstock, Inc.	20,489		792,924
TEGNA, Inc.	48,444		675,309
Ziff Davis, Inc.	7,935	[a]	436,822
			6,724,774
Real Estate Management & Development - .7%
Newmark Group, Inc., Cl. A	81,905		837,888
Semiconductors & Semiconductor Equipment - 3.5%
Cohu, Inc.	15,037	[a]	497,725
Diodes, Inc.	7,882	[a]	566,952
MaxLinear, Inc.	38,697	[a]	779,358
MKS Instruments, Inc.	8,548		1,116,198
Synaptics, Inc.	11,463	[a]	1,011,037
			3,971,270
Software & Services - .9%
Zuora, Inc., Cl. A	96,537	[a]	958,612
Technology Hardware & Equipment - 5.5%
Advanced Energy Industries, Inc.	2,981		324,214
Belden, Inc.	9,287		871,121
Cognex Corp.	11,231		525,162
Corsair Gaming, Inc.	31,285	[a]	345,386
Knowles Corp.	47,732	[a]	823,854
Lumentum Holdings, Inc.	18,760	[a]	955,259
nLight, Inc.	83,395	[a]	911,507
Plexus Corp.	7,858	[a]	810,788
Viavi Solutions, Inc.	89,823	[a]	617,084
			6,184,375
Transportation - .9%
Alaska Air Group, Inc.	13,851	[a]	559,580
Werner Enterprises, Inc.	12,307	[b]	440,960
			1,000,540
Utilities - 3.6%
Chesapeake Utilities Corp.	8,020		851,724
Clearway Energy, Inc., Cl. C	8,608		212,532
PNM Resources, Inc.	23,030		851,189
Portland General Electric Co.	26,672		1,153,297

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Utilities - 3.6% (continued)
Southwest Gas Holdings, Inc.		13,363		940,488
				4,009,230
Total Common Stocks (cost $96,054,743)				111,138,737
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $991,134)	5.42	991,134	[d]	991,134

Investment of Cash Collateral for Securities Loaned - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,596,101)	5.42	3,596,101	[d]	3,596,101
Total Investments (cost $100,641,978)		103.2%		115,725,972
Liabilities, Less Cash and Receivables		(3.2%)		(3,604,775)
Net Assets		100.0%		112,121,197

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $7,645,439 and the value of the collateral was $7,868,707, consisting of cash collateral of $3,596,101 and U.S. Government & Agency securities valued at $4,272,606. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	111,138,737	-	-	111,138,737
Investment Companies	4,587,235	-	-	4,587,235

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2024, accumulated net unrealized appreciation on investments was $15,083,994, consisting of $24,513,018 gross unrealized appreciation and $9,429,024 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.